Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Net income (loss)	¥ (302,492)	¥ 1,159,887	¥ 980,494
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income	(21,401)	(11,533)	(54,827)
Remeasurement of defined benefit pension plans	38,221	11,027	27,044
Share of other comprehensive income of investments accounted for using the equity method	243	(911)	613
Other comprehensive income from discontinued operations	857	(1,442)	(156)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges	(3,384)	(4,295)	1,352
Exchange differences on translating foreign operations	424,360	(79,266)	442,406
Share of other comprehensive income of investments accounted for using the equity method	(21,282)	(337)	4,735
Other comprehensive income from discontinued operations	1,407,907	(113,900)	(141,523)
Total other comprehensive income, net of tax	1,825,521	(200,657)	279,644
Comprehensive income	1,523,029	959,230	1,260,138
Comprehensive income from continuing operations	1,472,023	1,000,403	1,277,304
Comprehensive income from discontinued operations	51,006	(41,173)	(17,166)
Comprehensive income attributable to
Sony Group Corporation's stockholders	1,497,997	941,030	1,247,301
Comprehensive income from continuing operations	1,446,991	982,203	1,264,467
Comprehensive income from discontinued operations	51,006	(41,173)	(17,166)
Noncontrolling interests	¥ 25,032	¥ 18,200	¥ 12,837